COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended	12 Months Ended
	Oct. 13, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 16, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jul. 27, 2020 item
Maximum number of demands for registration of securities | item						3
Cash underwriting discount per unit | $ / shares		$ 0.20	$ 0.20
Cash underwriting discount paid		$ 4,600,000	$ 4,600,000
Deferred fee per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 8,050,000	$ 8,050,000
Sponsor
Interest rate					12.00%
Business Combination Agreement | PIPE Investors | 12.0% convertible senior notes
Aggregate Purchase Price	$ 25,000,000.0
Interest rate	12.00%
Business Combination Agreement | PIPE Investors | 15.5% convertible notes
Aggregate Purchase Price	$ 200,000,000.0
Interest rate	15.50%
Business Combination Agreement | ACE SO3 SPV Limited
Aggregate Purchase Price		20.0
Business Combination Agreement | common stock | PIPE Investors
Price per share | $ / shares	$ 10.00
Additional number of shares issued | shares	10,200,000
Aggregate Purchase Price	$ 102,000,000.0
Business Combination Agreement | Tempo | Whizz
Percentage of equity interest	100.00%
Business Combination Agreement | Tempo | common stock
Number of shares outstanding | shares	53,600,000
Price per share | $ / shares	$ 10.00
Cantor purchase agreement
Aggregate Purchase Price				$ 100,000,000.0
Percentage of volume weighted average price considered for purchase price				97
Merger Agreement
Available Cash Amount		$ 320,000,000	$ 320,000,000
Merger Agreement | Sponsor
Price per share | $ / shares		$ 12.00	$ 12.00
Backstop Subscription Agreement
Purchase Of Common Stock | shares		2,500,000	2,500,000
Aggregate Purchase Price		$ 25,000,000	$ 25,000,000
purchase price per share | $ / shares		$ 10.00	$ 10.00
PIPE Investment Under Subscription Agreement
Purchase Of Common Stock | shares			8,200,000
Aggregate Purchase Price			$ 82,000,000
Tempo Holdings Llc | Subscription Agreement
Aggregate Purchase Price					$ 175,000,000
Interest rate					13.00%
Tor Asia Credit Opportunity Master Fund Ii Lp | Subscription Agreement
Aggregate Purchase Price					$ 25
Interest rate					13.00%